Taxes on Income (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Accrued employee benefits	$ 420	$ 368
Research and development costs	2,000	1,859
Operating loss carryforwards	0	66
Share based compensation	427	365
Intangible assets	228	287
Operating lease liabilities	1,048	1,121
Other	0	1
Total deferred tax assets	4,123	4,067
Deferred tax liabilities:
Intangible assets	(169)	(203)
Goodwill	(1,300)	(1,089)
Operating leases right-of-use, net	(1,000)	(1,100)
Other	(48)	(21)
Total deferred tax liabilities	(2,517)	(2,413)
Net deferred tax assets	1,606	1,654
In Israel	1,616	1,790
Foreign jurisdictions	(10)	(136)
Net deferred tax assets	1,606	1,654
Non-current deferred tax assets	1,616	1,790
Non-current deferred tax liabilities	$ (10)	$ (136)